PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2015 and December 31, 2014:

	December 31,
	2015	2014
Construction in progress	$680,679	$1,133,654
Analyzers	5,045,481	1,139,352
Computers and office equipment	462,441	290,754
Machinery and equipment	2,372,558	1,060,993
Leasehold improvements	393,271	366,945
Furniture and fixtures	72,618	16,145
Equipment under capital lease	2,148,476	2,148,476
	11,175,522	6,156,319
Less: accumulated depreciation and amortization	(3,433,531)	(1,918,852)
Total property and equipment, net	$7,741,991	$4,237,467
The total expense for depreciation of fixed assets and amortization of leasehold improvements was $1,514,679 and $1,040,531 for the years ended December 31, 2015 and 2014, respectively. Of this amount $1,199,183 and $601,947 was for depreciation of equipment under capital leases for the year ended December 31, 2015 and 2014, respectively.